Average Annual Total Returns - Baron Durable Advantage Fund	Jan. 28, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years
10 Years
Since Inception	14.18%
Retail Shares
Average Annual Return:
1 Year	20.11%
5 Years
10 Years
Since Inception	16.09%
Inception Date	Dec. 29, 2017
Retail Shares | After Taxes on Distributions
Average Annual Return:
1 Year	20.07%
5 Years
10 Years
Since Inception	16.04%
Inception Date	Dec. 29, 2017
Retail Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.93%
5 Years
10 Years
Since Inception	12.65%
Inception Date	Dec. 29, 2017
Institutional Shares
Average Annual Return:
1 Year	20.32%
5 Years
10 Years
Since Inception	16.34%
Inception Date	Dec. 29, 2017
R6 Shares
Average Annual Return:
1 Year	20.32%
5 Years
10 Years
Since Inception	16.34%
Inception Date	Dec. 29, 2017